Order fulfilment cost (Details 2 - Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Order fulfilment cost
Wages and salaries	€ 655	€ 313	€ 83
Order processing costs
Order fulfilment cost
Online payment services costs	271	93	21
Order management costs	€ 94	€ 51	€ 13